Expense Example - StrategicAdvisersAlternativesFund-PRO - StrategicAdvisersAlternativesFund-PRO - Strategic Advisers Alternatives Fund - Strategic Advisers Alternatives Fund	Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 137
3 years	446
5 years	814
10 years	$ 1,849